UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	    INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE BLUE CHIP FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
 Shares or
 Principal
    Amount   Security                                                                                         Value
-------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS--97.6%
             Consumer Discretionary--11.6%
     5,200   Brunswick Corporation                                                                         $237,952
    14,400   Carnival Corporation                                                                           680,976
    25,914 * Comcast Corporation - Class "A"                                                                731,812
    18,100 * Comcast Corporation - Special Class "A"                                                        505,352
     5,300   Eastman Kodak Company                                                                          170,766
     6,500 * eBay, Inc.                                                                                     597,610
     7,100   Gannett Company, Inc.                                                                          594,696
    23,700   Gap, Inc.                                                                                      443,190
    32,600   Hilton Hotels Corporation                                                                      614,184
    56,900   Home Depot, Inc.                                                                             2,230,480
    46,000   International Game Technology                                                                1,653,700
    32,800 * Kohl's Corporation                                                                           1,580,632
    16,300   Lowe's Companies, Inc.                                                                         885,905
    46,100   McDonald's Corporation                                                                       1,292,183
    21,100   NIKE, Inc.                                                                                   1,662,680
    53,000 * Office Depot, Inc.                                                                             796,590
    30,600   Target Corporation                                                                           1,384,650
    79,300 * Time Warner, Inc.                                                                            1,279,902
    39,300   Viacom, Inc. - Class "B"                                                                     1,318,908
    44,400   Walt Disney Company                                                                          1,001,220
-------------------------------------------------------------------------------------------------------------------
                                                                                                         19,663,388
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples--8.7%
    24,700   Altria Group, Inc.                                                                           1,161,888
    12,900   Anheuser-Busch Companies, Inc.                                                                 644,355
    32,600   Coca-Cola Company                                                                            1,305,630
    17,100   Costco Wholesale Corporation                                                                   710,676
    23,700   CVS Corporation                                                                                998,481
    28,800   General Mills, Inc.                                                                          1,293,120
    13,700   Kimberly-Clark Corporation                                                                     884,883
    36,800   PepsiCo, Inc.                                                                                1,790,320
    46,000   Procter & Gamble Company                                                                     2,489,520
    22,200   Walgreen Company                                                                               795,426
    49,600   Wal-Mart Stores, Inc.                                                                        2,638,720
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,713,019
-------------------------------------------------------------------------------------------------------------------
             Energy--8.2%
    65,800   Chesapeake Energy Corporation                                                                1,041,614
    65,600   ChevronTexaco Corporation                                                                    3,518,784
    38,100   EnCana Corporation                                                                           1,764,030
    64,000   ExxonMobil Corporation                                                                       3,093,120
    77,300 * Grant Prideco, Inc.                                                                          1,583,877
    17,900   Schlumberger, Ltd.                                                                           1,204,849
     3,900   Sunoco, Inc.                                                                                   288,522
    32,700 * Transocean, Inc.                                                                             1,170,006
     3,900   Valero Energy Corporation                                                                      312,819
-------------------------------------------------------------------------------------------------------------------
                                                                                                         13,977,621
-------------------------------------------------------------------------------------------------------------------
             Financials--18.9%
    13,200   Allstate Corporation                                                                           633,468
    41,900   American Express Company                                                                     2,156,174
    42,500   American International Group, Inc.                                                           2,889,575
    76,914   Bank of America Corporation                                                                  3,332,684
    52,600   Bank of New York Company, Inc.                                                               1,534,342
       250 * Berkshire Hathaway, Inc. - Class "B"                                                           717,750
    40,700   Chubb Corporation                                                                            2,860,396
    77,600   Citigroup, Inc.                                                                              3,423,712
    12,000   Compass Bancshares, Inc.                                                                       525,840
     9,500   Fannie Mae                                                                                     602,300
    15,200   Freddie Mac                                                                                    991,648
    58,832   JP Morgan & Company                                                                          2,337,395
    12,600   Marsh & McLennan Companies, Inc.                                                               576,576
    54,900   Merrill Lynch & Company, Inc.                                                                2,729,628
    17,400   Morgan Stanley                                                                                 857,820
    56,400   New York Community Bancorp, Inc.                                                             1,158,456
    13,000 * Primus Guaranty, Ltd.                                                                          175,500
    64,200   UnumProvident Corporation                                                                    1,007,298
    22,200   Washington Mutual, Inc.                                                                        867,576
    44,900   Wells Fargo & Company                                                                        2,677,387
-------------------------------------------------------------------------------------------------------------------
                                                                                                         32,055,525
-------------------------------------------------------------------------------------------------------------------
             Health Care--12.5%
    22,800   Abbott Laboratories                                                                            965,808
    20,500 * Amgen, Inc.                                                                                  1,161,940
    10,500 * Boston Scientific Corporation                                                                  417,165
    44,500   Bristol-Myers Squibb Company                                                                 1,053,315
    13,000   Cooper Companies, Inc.                                                                         891,150
    15,800   Eli Lilly & Company                                                                            948,790
    56,300   Johnson & Johnson                                                                            3,171,379
    40,300   Medtronic, Inc.                                                                              2,091,570
    81,000   Novartis AG                                                                                  3,780,270
   109,040   Pfizer, Inc.                                                                                 3,336,624
    45,800   UnitedHealth Group, Inc.                                                                     3,377,292
-------------------------------------------------------------------------------------------------------------------
                                                                                                         21,195,303
-------------------------------------------------------------------------------------------------------------------
             Industrials--11.0%
    12,600   3M Company                                                                                   1,007,622
     7,900   Boeing Company                                                                                 407,798
    15,900   Cendant Corporation                                                                            343,440
     7,900   Cummins, Inc.                                                                                  583,731
    34,200   Deere & Company                                                                              2,207,610
    11,300   Emerson Electric Company                                                                       699,357
   148,300   General Electric Company                                                                     4,979,914
    19,900   Honeywell International, Inc.                                                                  713,614
    23,700   Lockheed Martin Corporation                                                                  1,321,986
    56,800   Masco Corporation                                                                            1,961,304
    12,600   Northrop Grumman Corporation                                                                   671,958
    44,500   Tyco International, Ltd.                                                                     1,364,370
    10,900   United Parcel Service, Inc. - Class "B"                                                        827,528
    16,800   United Technologies Corporation                                                              1,568,784
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,659,016
-------------------------------------------------------------------------------------------------------------------
             Information Technology--17.5%
   112,400 * Alvarion, Ltd.                                                                               1,454,456
    84,200 * Amdocs, Ltd.                                                                                 1,838,086
    15,800 * ASML Holding NV - NY Shares                                                                    203,346
   129,900 * Cisco Systems, Inc.                                                                          2,351,190
   105,000 * Corning, Inc.                                                                                1,163,400
    46,300 * Dell, Inc.                                                                                   1,648,280
   193,400 * EMC Corporation                                                                              2,231,836
    35,400   First Data Corporation                                                                       1,539,900
   111,400   Intel Corporation                                                                            2,234,684
    22,700   International Business Machines Corporation                                                  1,946,298
       300 * JAMDAT Mobile, Inc.                                                                              6,921
     6,600 * Marvell Technology Group, Ltd.                                                                 172,458
   182,500   Microsoft Corporation                                                                        5,046,125
    91,800   Motorola, Inc.                                                                               1,656,072
    17,100   National Semiconductor Corporation                                                             264,879
   131,300   Nokia Corporation - Class "A" (ADR)                                                          1,801,436
    35,200 * SanDisk Corporation                                                                          1,025,024
   183,700 * Sonus Networks, Inc.                                                                         1,034,231
    37,200   Texas Instruments, Inc.                                                                        791,616
    71,900 * Veritas Software Corporation                                                                 1,279,820
-------------------------------------------------------------------------------------------------------------------
                                                                                                         29,690,058
-------------------------------------------------------------------------------------------------------------------
             Materials--4.8%
    98,200 * AK Steel Holding Corporation                                                                   801,312
    18,400   Alcoa, Inc.                                                                                    618,056
     9,200   Cameco Corporation                                                                             729,008
    33,000   Dow Chemical Company                                                                         1,490,940
    21,000   Georgia Pacific Corporation                                                                    754,950
    81,300   Newmont Mining Corporation                                                                   3,701,589
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,095,855
-------------------------------------------------------------------------------------------------------------------
             Telecommunication Services--2.5%
    72,000 * Nextel Communications, Inc. - Class "A"                                                      1,716,480
    45,200   SBC Communications, Inc.                                                                     1,172,940
    37,000   Verizon Communications, Inc.                                                                 1,457,060
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,346,480
-------------------------------------------------------------------------------------------------------------------
             Utilities--1.9%
    62,300   Duke Energy Corporation                                                                      1,426,047
    73,000   ONEOK, Inc.                                                                                  1,899,460
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,325,507
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $133,822,497)                                                        165,721,772
-------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--2.1%
    $1,000   Fannie Mae, 1.72%, 2004                                                                      1,000,000
     2,500   General Electric Co., 1.75%, 2004                                                            2,499,392
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $3,499,392)                                                          3,499,392
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $137,321,889)                                               99.7%      169,221,164
Other Assets, Less Liabilities                                                                 .3           591,511
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%     $169,812,675
===================================================================================================================

* Non-income producing

  Summary of Abbreviations:

    ADR    American Depositary Receipts

  As of September 30, 2004, the cost of investments for federal income tax purposes was $136,229,666. Accumulated net unrealized appreciation on investments was $30,807,052, consisting of $32,442,375 gross unrealized appreciation and $1,635,323 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------

  Principal                                                                               Interest
     Amount    Security                                                                       Rate*           Value
-------------------------------------------------------------------------------------------------------------------
               CORPORATE NOTES--43.8%
      $300M    Abbott Laboratories, 11/18/04+                                                 1.75%        $299,300
       260M    Anheuser-Busch Cos., Inc., 11/9/04+                                            1.73          259,513
       300M    Bristol-Myers Squibb Co., 10/19/04                                             1.76          299,736
       300M    ChevronTexaco Funding Corp., 10/13/04                                          1.72          299,828
       250M    General Electric Capital Corp., 10/1/04                                        1.70          250,000
       250M    Hewlett-Packard Co., 10/29/04+                                                 1.76          249,658
       220M    International Business Machines Corp., 10/8/04                                 1.72          219,926
       300M    Paccar Financial Corp., 10/18/04                                               1.49          299,788
       300M    PepsiCo, Inc., 10/14/04+                                                       1.71          299,815
       300M    Pfizer, Inc., 10/8/04+                                                         1.52          299,911
       300M    Proctor & Gamble Co., 11/16/04+                                                1.60          299,385
       275M    Toyota Motor Corp., 10/6/04                                                    1.59          274,939
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $3,351,799)                                                          3,351,799
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--36.8%
               Fannie Mae:
       298M         10/20/04                                                                  1.61          297,746
       300M         2/14/05                                                                   1.38          300,000
       200M         5/3/05                                                                    1.36          200,000
       100M         5/23/05                                                                   1.75          100,000
       200M    Federal Farm Credit Bank, 2/9/05                                               1.32          203,119
               Federal Home Loan Bank:
       200M         1/28/05                                                                   1.39          200,000
       150M         2/15/05                                                                   1.36          151,508
       300M         2/23/05                                                                   1.41          300,000
       165M         3/24/05                                                                   1.29          165,000
       200M         5/27/05                                                                   1.78          200,000
       200M         6/1/05                                                                    2.74          200,000
       200M         7/19/05                                                                   2.25          199,529
       300M    Freddie Mac, 10/18/04                                                          1.60          299,773
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,816,675)                                       2,816,675
-------------------------------------------------------------------------------------------------------------------
               FLOATING RATE NOTES--10.5%
       300M    Merrill Lynch & Co., Inc., 1/31/05                                             1.79          300,000
       200M    Pitney Bowes Nova Scotia ULC, 12/21/04 ++                                      2.23          200,159
       300M    Sallie Mae, 11/18/04                                                           1.74          300,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $800,159)                                                          800,159
-------------------------------------------------------------------------------------------------------------------
               BANKERS' ACCEPTANCES--8.0%
       302M    Bank of America, NA, 11/9/04                                                   1.78          301,214
       313M    JPMorgan Chase & Co., 11/18/04                                                 1.77          312,261
-------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $613,475)                                                         613,475
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,582,108)+++                                              99.1%        7,582,108
Other Assets, Less Liabilities                                                                 .9            70,607
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%       $7,652,715
===================================================================================================================

  * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates on floating rate notes are adjusted periodically; the rate shown are the rates in effect at September 30, 2004.

  + Security exempt from registration under Rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt form the registration requirements under Rule 144A of the securities Act of 1933 and may only be resold to qualified institutional investors. At
    September 30, 2004, the Fund held six 144A securities with an aggregate value of $1,707,582 representing 22.3% of the Fund's net assets.

 ++ Security exempt from registration under Rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt form the registration requirements under Rule 144A of the securities Act of 1933 and may only be resold to qualified institutional investors. At
    September 30, 2004, the Fund held one Section 4 (2) security with an aggregate value of $200,159 representing 2.6% of the Fund's net assets.

+++ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE DISCOVERY FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
     Shares or
     Principal
        Amount   Security                                                                                     Value
-------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--97.2%
                 Consumer Discretionary--14.6%
        68,400 * Aeropostale, Inc.                                                                       $1,792,080
        23,200 * Arbitron, Inc.                                                                             849,352
       121,900 * Champion Enterprises, Inc.                                                               1,254,351
        45,400   Claire's Stores, Inc.                                                                    1,136,816
        48,200   Foot Locker, Inc.                                                                        1,142,340
        15,900 * Getty Images, Inc.                                                                         879,270
        14,100 * Guitar Center, Inc.                                                                        610,530
        44,100 * Jarden Corporation                                                                       1,609,209
        32,062 * Jos. A. Bank Clothiers, Inc.                                                               887,476
        54,500 * Keystone Automotive Industries, Inc.                                                     1,199,000
        63,800 * Navigant International, Inc.                                                             1,041,854
        34,900 * Quiksilver, Inc.                                                                           887,158
        44,900 * Scientific Games Corporation - Class "A"                                                   857,590
        58,000 * Source Interlink Companies, Inc.                                                           563,760
        27,000 * Urban Outfitters, Inc.                                                                     928,800
        63,300 * Warnaco Group, Inc.                                                                      1,407,159
-------------------------------------------------------------------------------------------------------------------
                                                                                                         17,046,745
-------------------------------------------------------------------------------------------------------------------
                 Consumer Staples--.8%
       153,300 * Star Scientific, Inc.                                                                      907,536
-------------------------------------------------------------------------------------------------------------------
                 Energy--8.0%
        26,300   Ashland, Inc.                                                                            1,474,904
        50,700   Chesapeake Energy Corporation                                                              802,581
        60,100 * Energy Partners, Ltd.                                                                      978,428
        25,500   Overseas Shipholding Group, Inc.                                                         1,265,820
        48,200 * Patterson-UTI Energy, Inc.                                                                 919,174
        34,100   Stelmar Shipping, Ltd.                                                                   1,289,321
        44,100 * Swift Energy Company                                                                     1,056,636
        32,400 * TETRA Technologies, Inc.                                                                 1,006,020
        15,700   World Fuel Services Corporation                                                            562,060
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,354,944
-------------------------------------------------------------------------------------------------------------------
                 Financials--9.4%
        19,800 * Affiliated Managers Group, Inc.                                                          1,060,092
        22,900 * First Marblehead Corporation                                                             1,062,560
        29,200   HCC Insurance Holdings, Inc.                                                               880,380
        60,900   MoneyGram International, Inc.                                                            1,040,172
        17,700   Montpelier Re Holdings, Ltd.                                                               649,236
        30,900   Odyssey Re Holdings Corporation                                                            685,362
       101,500   Origen Financial, Inc.                                                                     747,040
        35,900   RAIT Investment Trust                                                                      981,865
        44,700 * Saxon Capital, Inc. (REIT)                                                                 961,050
        26,600   Thornburg Mortgage, Inc.                                                                   771,666
        44,400   Ventas, Inc.                                                                             1,150,848
        24,500   Westcorp, Inc.                                                                           1,041,740
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,032,011
-------------------------------------------------------------------------------------------------------------------
                 Health Care--21.0%
        38,400 * AmSurg Corporation                                                                         813,312
        86,500 * Aspect Medical Systems, Inc.                                                             1,564,785
        40,800 * Centene Corporation                                                                      1,737,264
        33,200 * CV Therapeutics, Inc.                                                                      415,000
        39,050 * DaVita, Inc.                                                                             1,216,408
        86,700 * Discovery Laboratories, Inc.                                                               580,890
       367,100 * Endocare, Inc.                                                                           1,016,867
        12,400 * Fisher Scientific International, Inc.                                                      723,292
        13,600 * Gen-Probe, Inc.                                                                            542,232
        42,300 * LabOne, Inc.                                                                             1,236,429
        34,300   Matthews International Corporation - Class "A"                                           1,162,084
        22,900   Medicis Pharmaceutical Corporation - Class "A"                                             894,016
        35,400 * MGI Pharma, Inc.                                                                           944,826
       167,600 * MIM Corporation                                                                            968,728
        48,200 * Nabi Biopharmaceuticals                                                                    644,916
        13,100 * Neurocrine Biosciences, Inc.                                                               617,796
        16,900 * Onyx Pharmaceuticals, Inc.                                                                 726,869
        52,300   PolyMedica Corporation                                                                   1,610,840
        45,100 * Psychiatric Solutions, Inc.                                                              1,143,285
        49,320 * SFBC International, Inc.                                                                 1,297,609
       114,100 * SuperGen, Inc.                                                                             705,138
       120,400 * TriPath Imaging, Inc.                                                                      984,872
        53,600 * VCA Antech, Inc.                                                                         1,105,768
        87,200   West Pharmaceutical Services, Inc.                                                       1,818,120
-------------------------------------------------------------------------------------------------------------------
                                                                                                         24,471,346
-------------------------------------------------------------------------------------------------------------------
                 Industrials--13.9%
        51,300   Angelica Corporation                                                                     1,276,344
        61,500 * Commercial Vehicle Group, Inc.                                                             974,160
        23,900 * Education Management Corporation                                                           636,696
        17,600 * ESCO Technologies, Inc.                                                                  1,192,576
       146,800 * EVCI Career Colleges, Inc.                                                               1,037,142
        80,100   Healthcare Services Group, Inc.                                                          1,438,596
        26,700 * II-VI, Inc.                                                                                934,767
       112,800 * Kansas City Southern                                                                     1,711,176
        32,900 * MTC Technologies, Inc.                                                                     909,027
        17,200   Oshkosh Truck Corporation                                                                  981,432
        41,200   Ritchie Brothers Auctioneers, Inc.                                                       1,262,780
        74,000 * SI International, Inc.                                                                   1,621,340
        47,900   United Industrial Corporation                                                            1,575,431
        39,700   Wabtec Corporation                                                                         741,993
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,293,460
-------------------------------------------------------------------------------------------------------------------
                 Information Technology--23.7%
        60,000 * ATMI, Inc.                                                                               1,228,800
        49,200   BEI Technologies, Inc.                                                                   1,348,080
        35,800 * Catapult Communications Corporation                                                        674,472
        42,400 * Cognizant Technology Solutions Corporation - Class "A"                                   1,293,624
       250,700 * CyberSource Corporation                                                                  1,210,881
        31,700 * Digital River, Inc.                                                                        944,026
        55,100 * Epicor Software Corporation                                                                662,853
        72,400 * FindWhat.com                                                                             1,356,052
        50,800 * Global Imaging Systems, Inc.                                                             1,578,864
        20,600 * Hyperion Solutions Corporation                                                             700,194
        31,400 * Integrated Circuit Systems, Inc.                                                           675,100
        40,300 * Intergraph Corporation                                                                   1,094,951
        16,800 * International Rectifier Corporation                                                        576,240
        79,600 * Intervoice, Inc.                                                                           857,292
        70,100 * Measurement Specialties, Inc.                                                            1,741,985
       146,200 * MEMC Electronic Materials, Inc.                                                          1,239,776
        29,500 * MICROS Systems, Inc.                                                                     1,477,065
       218,600 * Optimal Group, Inc.                                                                      2,006,748
        73,200 * Overland Storage, Inc.                                                                   1,024,068
       118,600   QAD, Inc.                                                                                  826,642
        41,300 * Sigmatel, Inc.                                                                             875,973
        35,300   StarTek, Inc.                                                                            1,107,008
        92,900 * TIBCO Software, Inc.                                                                       790,579
       141,000 * Tyler Technologies, Inc.                                                                 1,246,440
        22,200 * Varian Semiconductor Equipment Associates, Inc.                                            685,980
        72,700 * ZiLOG, Inc.                                                                                419,479
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,643,172
-------------------------------------------------------------------------------------------------------------------
                 Materials--3.1%
        79,300   AMCOL International Corporation                                                          1,516,216
        54,000 * Headwaters, Inc.                                                                         1,666,440
        22,700   Penford Corporation                                                                        395,207
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,577,863
-------------------------------------------------------------------------------------------------------------------
                 Telecommunication Services--2.7%
        26,700 * NII Holdings, Inc. - Class "B"                                                           1,100,307
        95,800 * PTEK Holdings, Inc.                                                                        821,006
        48,500 * Western Wireless Corporation - Class "A"                                                 1,246,935
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,168,248
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $93,747,879)                                                         113,495,325
-------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.7%
                  Fannie Mae:
       $1,000M      1.72%, 10/1/04                                                                        1,000,000
        2,200M      1.72%, 10/8/04                                                                        2,199,264
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,199,264)                            3,199,264
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $96,947,143)                                               99.9%       116,694,589
Other Assets, Less Liabilities                                                                .1            124,516
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%      $116,819,105
===================================================================================================================

* Non-income producing

  Summary of Abbreviations:

    REIT - Real Estate Investment Trust

  As of September 30, 2004, the cost of investments for federal income tax purposes was $96,947,143. Accumulated net unrealized appreciation on investments was $19,747,446, consisting of $24,451,403 gross unrealized appreciation and $4,703,957 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
     Shares or
     Principal
        Amount   Security                                                                                     Value
-------------------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--98.6%
                 Consumer Discretionary--8.0%
         5,000   Lowe's Companies, Inc.                                                                    $271,750
         2,100   NIKE, Inc. - Class "B"                                                                     165,480
        23,900 * Time Warner, Inc.                                                                          385,746
-------------------------------------------------------------------------------------------------------------------
                                                                                                            822,976
-------------------------------------------------------------------------------------------------------------------
                 Consumer Staples--7.7%
         3,900   Altria Group, Inc.                                                                         183,456
         4,800   Gillette Company                                                                           200,352
         4,900   PepsiCo, Inc.                                                                              238,385
         3,200   Procter & Gamble Company                                                                   173,184
-------------------------------------------------------------------------------------------------------------------
                                                                                                            795,377
-------------------------------------------------------------------------------------------------------------------
                 Energy--8.7%
         8,200   ChevronTexaco Corporation                                                                  439,848
         3,500   GlobalSantaFe Corporation                                                                  107,275
         5,100   Schlumberger, Ltd.                                                                         343,281
-------------------------------------------------------------------------------------------------------------------
                                                                                                            890,404
-------------------------------------------------------------------------------------------------------------------
                 Financials--18.0%
         2,800   American Express Company                                                                   144,088
         5,400   American International Group, Inc.                                                         367,146
        11,200   Bank of America Corporation                                                                485,296
        10,000   Citigroup, Inc.                                                                            441,200
         5,100   Merrill Lynch & Company, Inc.                                                              253,572
         4,894   St. Paul Travelers Companies, Inc.                                                         161,796
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,853,098
-------------------------------------------------------------------------------------------------------------------
                 Health Care--14.7%
         5,900   Abbott Laboratories                                                                        249,924
         3,100   Eli Lilly & Company                                                                        186,155
         2,200 * Genzyme Corporation                                                                        119,702
         4,800   Medtronic, Inc.                                                                            249,120
        13,100   Pfizer, Inc.                                                                               400,860
         4,900   Schering-Plough Corporation                                                                 93,394
         5,500   Wyeth                                                                                      205,700
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,504,855
-------------------------------------------------------------------------------------------------------------------
                 Industrials--14.5%
           700   Caterpillar, Inc.                                                                           56,315
         5,000   CSX Corporation                                                                            166,000
         2,000   FedEx Corporation                                                                          171,380
         1,500   General Dynamics Corporation                                                               153,150
        13,600   General Electric Company                                                                   456,688
         8,300   Tyco International, Ltd.                                                                   254,478
         2,500   United Technologies Corporation                                                            233,450
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,491,461
-------------------------------------------------------------------------------------------------------------------
                 Information Technology--19.4%
         7,000 * Applied Materials, Inc.                                                                    115,430
        11,000 * Cisco Systems, Inc.                                                                        199,100
         9,400 * Corning, Inc.                                                                              104,152
         5,100 * Dell, Inc.                                                                                 181,560
         5,600   First Data Corporation                                                                     243,600
         8,200   Intel Corporation                                                                          164,492
        21,700   Microsoft Corporation                                                                      600,005
         7,300   Motorola, Inc.                                                                             131,692
         5,300   Texas Instruments, Inc.                                                                    112,784
         4,000 * Yahoo!, Inc.                                                                               135,640
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,988,455
-------------------------------------------------------------------------------------------------------------------
                 Materials--6.2%
         5,500   Alcoa, Inc.                                                                                184,745
         4,400   Du Pont (E.I.) de Nemours & Company                                                        188,320
         6,500   International Paper Company                                                                262,665
-------------------------------------------------------------------------------------------------------------------
                                                                                                            635,730
-------------------------------------------------------------------------------------------------------------------
                 Telecommunication Services--1.4%
         7,000   Sprint Corporation                                                                         140,910
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,541,901)                                                           10,123,266
-------------------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT--1.5%
          $153M  BNP Paribas, 1.72%, dated 9/30/04, to be repurchased at $153,007 on 10/1/04 (collateralized by U.S. Treasury
                 Notes, Zero Coupon, 2/16/06, valued at $157,021)
                 (cost $153,000)                                                                            153,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,694,901)                                                  100.1%     10,276,266
Excess of Liabilities Over Other Assets                                                         (.1)         (8,274)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%    $10,267,992
===================================================================================================================

* Non-income producing

  As of September 30, 2004, the cost of investments for federal income tax purposes was $9,688,157. Accumulated net unrealized appreciation on investments was $574,621, consisting of $922,908 gross unrealized appreciation and $348,287 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GOVERNMENT FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

     Principal
        Amount   Security                                                                                      Value
--------------------------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED CERTIFICATES--78.3%
                 Fannie Mae--15.2%
        $1,280M  5.5%, 6/1/2033 - 7/1/2034                                                                $1,299,403
           247M  6%, 8/1/2033                                                                                255,887
           193M  7%, 5/1/2031                                                                                207,356
           802M  9%, 6/1/2015 - 11/1/2026                                                                    902,088
           521M  11%, 10/1/15                                                                                599,136
--------------------------------------------------------------------------------------------------------------------
                                                                                                           3,263,870
--------------------------------------------------------------------------------------------------------------------
                 Freddie Mac--9.0%
           937M  6%, 8/1/2032 - 4/1/2033                                                                     969,682
           522M  6.5%, 7/1/2032 - 12/1/2032                                                                  547,691
           381M  8.5%, 7/1/2016 - 9/1/2024                                                                   426,301
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,943,674
--------------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association I Program--54.1%
         4,420M  5.5%, 2/15/2033 - 9/15/2034                                                               4,509,675
         1,704M  6%, 11/15/2032 - 2/15/2034                                                                1,775,354
         2,062M  6.5%, 6/15/2029 - 6/15/2033                                                               2,182,982
         2,279M  7%, 1/15/2030 - 10/15/2032                                                                2,450,632
            78M  8.5%, 11/15/31                                                                               87,472
           548M  10%, 5/15/2019 - 8/15/2019                                                                  631,062
--------------------------------------------------------------------------------------------------------------------
                                                                                                          11,637,177
--------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,649,695)                                            16,844,721
--------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--12.1%
         1,000M  Federal Farm Credit Bank, 4.22%, 2009                                                     1,000,305
         1,600M  Federal Home Loan Bank, 3.75%, 2009                                                       1,601,874
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,595,154)                                        2,602,179
--------------------------------------------------------------------------------------------------------------------
                 SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.0%
           650M  U.S. Treasury Bills, 1.5%, 10/7/04 (cost $649,837)                                          649,837
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $19,894,686)                                                 93.4%       20,096,737
Other Assets, Less Liabilities                                                                 6.6         1,426,707
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%      $21,523,444
====================================================================================================================

As of September 30, 2004, the cost of investments for federal income tax purposes was $19,894,686. Accumulated net unrealized appreciation on investments was $202,051, consisting of $258,066 gross unrealized appreciation and $56,015 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE GROWTH FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--98.9%
                  Consumer Discretionary--11.4%
          9,700 * Chico's FAS, Inc.                                                                        $331,740
         10,500 * Coach, Inc.                                                                               445,410
         27,500 * Columbia Sportswear Company                                                             1,498,750
         40,050   D.R. Horton, Inc.                                                                       1,326,055
         77,900   Gap, Inc.                                                                               1,456,730
          3,800 * Guitar Center, Inc.                                                                       164,540
         31,800 * Lamar Advertising Company - Class "A"                                                   1,323,198
         14,500   Lear Corporation                                                                          789,525
         26,100   Liz Claiborne, Inc.                                                                       984,492
         64,900   Lowe's Companies, Inc.                                                                  3,527,315
         40,700   Michaels Stores, Inc.                                                                   2,409,847
         34,600 * O'Reilly Automotive, Inc.                                                               1,324,834
         52,950 * Pacific Sunwear of California, Inc.                                                     1,114,598
         37,700 * PETCO Animal Supplies, Inc.                                                             1,231,282
         19,400   PETsMART, Inc.                                                                            550,766
         49,800   Staples, Inc.                                                                           1,485,036
        300,800 * Time Warner, Inc.                                                                       4,854,912
          8,300 * Yankee Candle Company, Inc.                                                               240,368
-------------------------------------------------------------------------------------------------------------------
                                                                                                         25,059,398
-------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--6.5%
         50,100   Altria Group, Inc.                                                                      2,356,704
         11,000 * Constellation Brands, Inc. - Class "A"                                                    418,660
         66,200   Gillette Company                                                                        2,763,188
         53,000 * Hain Celestial Group, Inc.                                                                937,040
         60,100   PepsiCo, Inc.                                                                           2,923,865
         37,200   Procter & Gamble Company                                                                2,013,264
         54,200   Wal-Mart Stores, Inc.                                                                   2,883,440
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,296,161
-------------------------------------------------------------------------------------------------------------------
                  Energy--7.7%
         55,500   Apache Corporation                                                                      2,781,105
        114,500   Chesapeake Energy Corporation                                                           1,812,535
         56,400   ChevronTexaco Corporation                                                               3,025,296
         29,300   ENSCO International, Inc.                                                                 957,231
        104,900   ExxonMobil Corporation                                                                  5,069,817
         43,600   Schlumberger, Ltd.                                                                      2,934,716
          9,400   XTO Energy, Inc.                                                                          305,312
-------------------------------------------------------------------------------------------------------------------
                                                                                                         16,886,012
-------------------------------------------------------------------------------------------------------------------
                  Financials--16.1%
         17,000   Ambac Financial Group, Inc.                                                             1,359,150
         23,500   American Express Company                                                                1,209,310
         68,074   American International Group, Inc.                                                      4,628,351
         52,900   Arthur J. Gallagher & Company                                                           1,752,577
        157,200   Bank of America Corporation                                                             6,811,476
        130,252   Citigroup, Inc.                                                                         5,746,718
         50,798   Countrywide Financial Corporation                                                       2,000,933
        126,200 * E*TRADE Financial Corporation                                                           1,441,204
         15,200   Fannie Mae                                                                                963,680
         48,200   Federated Investors, Inc. - Class "B"                                                   1,370,808
         63,400   Merrill Lynch & Company, Inc.                                                           3,152,248
         47,700 * Principal Financial Group, Inc.                                                         1,715,769
         63,796   St. Paul Travelers Companies, Inc.                                                      2,109,096
         20,100   Zions Bancorporation                                                                    1,226,904
-------------------------------------------------------------------------------------------------------------------
                                                                                                         35,488,224
-------------------------------------------------------------------------------------------------------------------
                  Health Care--15.4%
         76,000   Abbott Laboratories                                                                     3,219,360
         42,800 * Biovail Corporation                                                                       740,440
          9,400   Cooper Companies, Inc.                                                                    644,370
         12,600 * Coventry Health Care, Inc.                                                                672,462
         33,900   Diagnostic Products Corporation                                                         1,385,493
         17,200 * Edwards Lifesciences Corporation                                                          576,200
         40,500   Eli Lilly & Company                                                                     2,432,025
         24,300 * Fisher Scientific International, Inc.                                                   1,417,419
         23,000 * Genzyme Corporation                                                                     1,251,430
         15,500 * Gilead Sciences, Inc.                                                                     579,390
         29,600 * Health Net, Inc.                                                                          731,712
         44,500 * King Pharmaceuticals, Inc.                                                                531,330
         36,400 * Medco Health Solutions, Inc.                                                            1,124,760
         64,900   Medtronic, Inc.                                                                         3,368,310
         80,500 * Odyssey Healthcare, Inc.                                                                1,428,875
         22,300 * PacifiCare Health Systems, Inc.                                                           818,410
        171,475   Pfizer, Inc.                                                                            5,247,135
        133,600   Schering-Plough Corporation                                                             2,546,416
         28,600 * Triad Hospitals, Inc.                                                                     984,984
         27,000 * Viasys Healthcare, Inc.                                                                   451,710
         21,300 * Watson Pharmaceuticals, Inc.                                                              627,498
          6,700 * Waters Corporation                                                                        295,470
         72,400   Wyeth                                                                                   2,707,760
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,782,959
-------------------------------------------------------------------------------------------------------------------
                  Industrials--15.0%
         19,500   3M Company                                                                              1,559,415
         82,600   Aramark Corporation - Class "B"                                                         1,993,964
         10,400   Caterpillar, Inc.                                                                         836,680
         88,700   CSX Corporation                                                                         2,944,840
         21,600   Engineered Support Systems, Inc.                                                          985,824
         12,300   Fastenal Company                                                                          708,480
         26,100   FedEx Corporation                                                                       2,236,509
         18,000   General Dynamics Corporation                                                            1,837,800
        185,500   General Electric Company                                                                6,229,090
          8,200   Ingersoll-Rand Company - Class "A"                                                        557,354
         39,600 * ITT Educational Services, Inc.                                                          1,427,580
         26,000   Norfolk Southern Corporation                                                              773,240
         34,300   Precision Castparts Corporation                                                         2,059,715
         38,600   Rockwell Collins, Inc.                                                                  1,433,604
        114,600   Tyco International, Ltd.                                                                3,513,636
         30,800   United Technologies Corporation                                                         2,876,104
         22,100 * Yellow Roadway Corporation                                                              1,036,269
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,010,104
-------------------------------------------------------------------------------------------------------------------
                  Information Technology--18.3%
         40,100   Analog Devices, Inc.                                                                    1,555,078
         91,400 * Applied Materials, Inc.                                                                 1,507,186
         46,140 * Cadence Design Systems, Inc.                                                              601,666
         20,400   CDW Corporation                                                                         1,183,812
        142,700 * Cisco Systems, Inc.                                                                     2,582,870
        123,600 * Corning, Inc.                                                                           1,369,488
         74,700 * Dell, Inc.                                                                              2,659,320
         11,900 * DST Systems, Inc.                                                                         529,193
         14,700   Electronic Arts, Inc.                                                                     676,053
         38,900 * Fairchild Semiconductor International, Inc.                                               551,213
         74,400   First Data Corporation                                                                  3,236,400
         17,900 * Ingram Micro, Inc. - Class "A"                                                            288,190
        109,500   Intel Corporation                                                                       2,196,570
         13,200 * International Rectifier Corporation                                                       452,760
         19,400 * KLA-Tencor Corporation                                                                    804,712
         22,500 * Manhattan Associates, Inc.                                                                549,450
        281,300   Microsoft Corporation                                                                   7,777,945
         96,000   Motorola, Inc.                                                                          1,731,840
         16,000 * Novellus Systems, Inc.                                                                    425,440
         88,600 * Polycom, Inc.                                                                           1,756,052
         22,700 * SanDisk Corporation                                                                       661,024
         16,500 * SunGard Data Systems, Inc.                                                                392,205
        117,600   Texas Instruments, Inc.                                                                 2,502,528
         36,600 * Varian Semiconductor Equipment Associates, Inc.                                         1,130,940
         70,000 * VeriSign, Inc.                                                                          1,391,600
         51,200 * Yahoo!, Inc.                                                                            1,736,192
-------------------------------------------------------------------------------------------------------------------
                                                                                                         40,249,727
-------------------------------------------------------------------------------------------------------------------
                  Materials--5.0%
         18,700   Air Products & Chemicals, Inc.                                                          1,016,906
         65,300   Alcoa, Inc.                                                                             2,193,427
         61,400   Du Pont (E.I.) de Nemours & Company                                                     2,627,920
         17,200   Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                          696,600
         41,900   International Paper Company                                                             1,693,179
        120,200 * Pactiv Corporation                                                                      2,794,650
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,022,682
-------------------------------------------------------------------------------------------------------------------
                  Other--.7%
         31,500   Market 2000+ HOLDRs Trust                                                               1,640,205
-------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--2.0%
         84,200 * Nextel Communications, Inc. - Class "A"                                                 2,007,328
        112,900   Sprint Corporation                                                                      2,272,677
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,280,005
-------------------------------------------------------------------------------------------------------------------
                  Utilities--.8%
         61,200 * Southern Company                                                                        1,834,776
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $180,517,244)                                                        217,550,253
-------------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--1.5%
         $3,327M  BNP Paribas, 1.72%, dated 9/30/04, to be repurchased at $3,327,159 on 10/1/04 (collateralized by U.S.
                     Treasury Bonds, 10.625%, 8/15/05, valued at
                     $3,385,895)(cost $3,327,000)                                                         3,327,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $183,844,244)                                       100.4%             220,877,253
Excess of Liabilities Over Other Assets                                                (.4)                (800,740)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%            $220,076,513
===================================================================================================================

* Non-income producing

  As of September 30, 2004, the cost of investments for federal income tax purposes was $183,514,573. Accumulated net unrealized appreciation on investments was $36,703,338 consisting of $40,631,004 gross unrealized appreciation and $3,927,666 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE HIGH YIELD FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
       Principal
          Amount
       or Shares  Security                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS--89.9%
                  Aerospace/Defense--2.5%
           $400M  Alliant Techsystems, Inc., 8.5%, 2011                                                    $438,000
            100M  DRS Technologies, Inc., 6.875%, 2013                                                      104,500
            300M  GenCorp, Inc., 9.5%, 2013                                                                 322,500
                  L-3 Communications Corp. :
            400M      7.625%, 2012                                                                          442,000
            400M      6.125%, 2014                                                                          402,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,709,000
-------------------------------------------------------------------------------------------------------------------
                  Automotive--8.9%
            550M  Accuride Corp., 9.25%, 2008                                                               565,125
                  Asbury Automotive Group, Inc.:
            175M      9%, 2012                                                                              185,500
            600M      8%, 2014                                                                              594,000
                  Collins & Aikman Products Co.:
            500M      10.75%, 2011                                                                          502,500
            500M      12.875%, 2012 +                                                                       463,750
            250M  Cummins, Inc., 9.5%, 2010                                                                 290,000
            375M  Dana Corp., 9%, 2011                                                                      454,687
                  Delco Remy International, Inc.:
            500M      11%, 2009                                                                             527,500
            250M      9.375%, 2012                                                                          246,250
            250M  Navistar International Corp., 7.5%, 2011                                                  268,125
          1,000M  Special Devices, Inc., 11.375%, 2008                                                      960,000
            448M  TRW Automotive, Inc., 9.375%, 2013                                                        514,080
            400M  United Components, Inc., 9.375%, 2013                                                     433,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,004,517
-------------------------------------------------------------------------------------------------------------------
                  Chemicals--12.4%
            300M  BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                                325,500
            350M  Equistar Chemicals LP, 10.625%, 2011                                                      400,750
             50M  Ethyl Corp., 8.875%, 2010                                                                  54,250
            500M  FMC Corp., 10.25%, 2009                                                                   586,250
                  Huntsman, LLC:
            300M      11.625%, 2010                                                                         348,750
            500M      11.5%, 2012 +                                                                         554,375
            900M  IMC Global, Inc., 10.875%, 2013                                                         1,140,750
            700M  Innophos, Inc., 8.875%, 2014 +                                                            749,000
                  Lyondell Chemical Co.:
            650M      9.625%, 2007                                                                          710,938
            350M      9.5%, 2008                                                                            383,688
                  Millennium America, Inc.:
            150M      7%, 2006                                                                              156,375
            185M      9.25%, 2008                                                                           204,888
            240M      9.25%, 2008 +                                                                         265,800
            100M  Omnova Solutions, Inc., 11.25%, 2010                                                      112,500
                  Resolution Performance Products, LLC:
            100M      8%, 2009                                                                              103,750
          1,675M      13.5%, 2010                                                                         1,633,125
            500M  Terra Capital, Inc., 11.5%, 2010                                                          567,500
             64M  Westlake Chemical Corp., 8.75%, 2011                                                       72,160
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,370,349
-------------------------------------------------------------------------------------------------------------------
                  Consumer Non-Durables--2.3%
            500M  GFSI, Inc., 9.625%, 2007                                                                  486,250
            800M  Playtex Products, Inc., 9.375%, 2011                                                      824,000
            250M  Remington Arms Co., 10.5%, 2011                                                           238,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,549,000
-------------------------------------------------------------------------------------------------------------------
                  Energy--8.8%
            700M  Bluewater Finance, Ltd., 10.25%, 2012                                                     763,000
                  Chesapeake Energy Corp.:
            500M    9%, 2012                                                                                573,750
            200M    7.5%, 2014                                                                              219,500
          1,000M  Compagnie Generale de Geophysique, 10.625%, 2007                                        1,064,000
            300M  Dresser, Inc., 9.375%, 2011                                                               331,500
          1,000M  El Paso Production Holding Co., 7.75%, 2013                                             1,007,500
            200M  Energy Partners, Ltd., 8.75%, 2010                                                        218,000
            743M  Giant Industries, Inc., 11%, 2012                                                         854,450
                  Tesoro Petroleum Corp.:
            100M      8%, 2008                                                                              108,500
            700M      9.625%, 2008                                                                          773,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,913,700
-------------------------------------------------------------------------------------------------------------------
                  Financial Services--2.2%
          1,500M  Dow Jones CDX, High Yield Trust 1, Series 3-1 7.75%, 2009 +                             1,520,625
-------------------------------------------------------------------------------------------------------------------
                  Food/Beverage/Tobacco--2.7%
                  Land O'Lakes, Inc.:
            200M      9%, 2010 +                                                                            209,250
            550M      8.75%, 2011                                                                           517,000
            750M  Merisant Co., 9.5%, 2013 +                                                                716,250
            350M  Pilgrim's Pride Corp., 9.625%, 2011                                                       393,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,836,250
-------------------------------------------------------------------------------------------------------------------
                  Food/Drug--.5%
            325M  Di Giorgio Corp., 10%, 2007                                                               326,625
-------------------------------------------------------------------------------------------------------------------
                  Forest Products/Containers--3.3%
            500M  AEP Industries, Inc., 9.875%, 2007                                                        511,875
            100M  Portola Packaging, Inc., 8.25%, 2012                                                       79,000
            325M  Potlatch Corp., 10%, 2011                                                                 368,875
            500M  Stone Container Corp., 9.75%, 2011                                                        556,250
                  Tekni-Plex, Inc.:
            400M      12.75%, 2010                                                                          336,000
            370M      8.75%, 2013 +                                                                         353,350
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,205,350
-------------------------------------------------------------------------------------------------------------------
                  Gaming/Leisure--3.1%
            500M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                                            535,000
            200M  Isle of Capri Casinos, Inc., 7%, 2014                                                     202,000
                  Park Place Entertainment Corp.:
            700M      9.375%, 2007                                                                          782,250
            500M      7%, 2013                                                                              558,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,078,000
-------------------------------------------------------------------------------------------------------------------
                  Health Care--5.5%
            500M  Encore Medical IHC, Inc., 9.75%, 2012 +                                                   496,250
             50M  Fisher Scientific International, Inc., 8.125%, 2012                                        56,000
            600M  Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                              375
            485M  HCA, Inc., 5.25%, 2008                                                                    497,055
            350M  Insight Health Services Corp., 9.875%, 2011                                               351,750
            350M  MedQuest, Inc., 11.875%, 2012                                                             400,750
            400M  PerkinElmer, Inc., 8.875%, 2013                                                           454,000
            200M  Quintiles Transnational Corp., 10%, 2013                                                  213,000
            250M  Sybron Dental Specialties, Inc., 8.125%, 2012                                             271,875
          1,050M  Tenet Healthcare Corp., 6.375%, 2011                                                      947,625
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,688,680
-------------------------------------------------------------------------------------------------------------------
                  Housing--1.5%
            350M  Integrated Electrical Services, Inc., 9.375%, 2009                                        344,750
            300M  Nortek, Inc., 8.5%, 2014 +                                                                315,750
            300M  William Lyon Homes, Inc., 10.75%, 2013                                                    348,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,008,500
-------------------------------------------------------------------------------------------------------------------
                  Information Technology--2.2%
            400M  ChipPac International, Ltd., 12.75%, 2009                                                 425,500
            350M  Exodus Communications, Inc., 10.75%, 2009 ++ **                                               219
          1,000M  Iron Mountain, Inc., 8.25%, 2011                                                        1,044,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,470,119
-------------------------------------------------------------------------------------------------------------------
                  Investment/Finance Companies--1.5%
            223M  Finova Group, Inc., 7.5%, 2009                                                            112,210
            350M  General Motors Acceptance Corp., 4.5%, 2006                                               355,633
            500M  LaBranche & Co., Inc., 11%, 2012 +                                                        516,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                            984,093
-------------------------------------------------------------------------------------------------------------------
                  Manufacturing--3.3%
          1,040M  Columbus McKinnon Corp., 8.5%, 2008                                                     1,019,200
            200M  Eagle-Picher Industries, Inc., 9.75%, 2013                                                205,000
          1,000M  Wolverine Tube, Inc., 7.375%, 2008 +                                                      995,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,219,200
-------------------------------------------------------------------------------------------------------------------
                  Media-Broadcasting--4.0%
          1,000M  Block Communications, Inc., 9.25%, 2009                                                 1,062,500
             50M  Nexstar Finance, Inc., 7%, 2014                                                            49,500
            350M  Nexstar Finance, LLC, 12%, 2008                                                           386,750
            350M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                                            381,500
                  Young Broadcasting Corp.:
            340M   10%, 2011                                                                                351,900
            500M   8.75%, 2014                                                                              482,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,714,650
-------------------------------------------------------------------------------------------------------------------
                  Media-Cable TV--8.0%
            500M  Adelphia Communications Corp., 10.25%, 2011 ++                                            473,750
            715M  Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                           681,037
          1,000M  Cablevision Systems Corp., 8%, 2012 +                                                   1,050,000
                  Charter Communications Holdings, LLC:
          1,500M      10%, 2009                                                                           1,222,500
            200M      9.92%, 2011                                                                           155,000
            250M  Coleman Cable, Inc., 9.875%, 2012 +                                                       255,312
          1,000M  Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                         960,000
            500M  Quebecor Media, Inc., 11.125%, 2011                                                       580,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,377,599
-------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--2.1%
            500M  Cenveo, Inc., 7.875%, 2013                                                                490,000
                  Six Flags, Inc.:
            350M      8.875%, 2010                                                                          329,875
            150M      9.625%, 2014                                                                          141,000
            400M  Universal City Development Partners, Ltd., 11.75%, 2010                                   468,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,428,875
-------------------------------------------------------------------------------------------------------------------
                  Metals/Mining--1.3%
            900M  Commonwealth Aluminum Corp., 10.75%, 2006                                                 906,750
-------------------------------------------------------------------------------------------------------------------
                  Retail-General Merchandise--2.3%
            750M  General Nutrition Centers, Inc., 8.5%, 2010                                               770,625
            700M  Michaels Stores, Inc., 9.25%, 2009                                                        763,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,533,625
-------------------------------------------------------------------------------------------------------------------
                  Services--7.5%
                  Allied Waste NA, Inc.:
            400M      5.75%, 2011                                                                           382,000
            300M      9.25%, 2012                                                                           335,250
            200M      7.875%, 2013                                                                          212,000
            700M      7.375%, 2014                                                                          677,250
            700M  Hydrochem Industrial Services, Inc., 10.375%, 2007                                        708,750
            967M  Kindercare Learning Centers, Inc., 9.5%, 2009                                             985,131
                  United Rentals, Inc.:
            500M      6.5%, 2012                                                                            483,750
            400M      7%, 2014                                                                              357,000
          1,000M  Waste Services, Inc., 9.5%, 2014 +                                                        955,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,096,131
-------------------------------------------------------------------------------------------------------------------
                  Telecommunications--.9%
            950M  E. Spire Communications, Inc., 13%, 2005 ++                                                    95
          1,200M  RCN Corp., 11%, 2008 ++                                                                   612,000
          1,000M  XO Communications, Inc., 0%, 2008 ++ **                                                       625
-------------------------------------------------------------------------------------------------------------------
                                                                                                            612,720
-------------------------------------------------------------------------------------------------------------------
                  Transportation--.5%
            300M  General Maritime Corp., 10%, 2013                                                         342,375
-------------------------------------------------------------------------------------------------------------------
                  Utilities--.0%
            500M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                                       5,000
-------------------------------------------------------------------------------------------------------------------
                  Wireless Communications--2.6%
            700M  Crown Castle International Corp., 9.375%, 2011                                            808,500
            500M  Nextel Communications, Inc., 5.95%, 2014                                                  492,500
                  Triton Communications, LLC:
            400M      8.75%, 2011                                                                           274,000
            300M      9.375%, 2011                                                                          216,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,791,750
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $61,957,820)                                                        60,693,483
-------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--1.6%
          1,000M  U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,969)                                     1,089,961
-------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--.4%
                  Media-Cable TV--.2%
          4,710 * Echostar Communications Corporation - Class "A"                                           146,575
-------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--.2%
          1,000 * MediaNews Group, Inc. - Class "A"                                                         150,000
-------------------------------------------------------------------------------------------------------------------
                  Telecommunications--.0%
            690 * Viatel Holding (Bermuda), Ltd.                                                                535
          4,399 * World Access, Inc.                                                                              5
-------------------------------------------------------------------------------------------------------------------
                                                                                                                540
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $88,063)                                                                 297,115
-------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.4%
                  Manufacturing
            547 * Day International Group, Inc., 12.25%, 2010, PIK (cost $441,390)                          247,400
-------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--5.6%
         $3,000M  Coca-Cola Co., 1.74%, 10/19/04                                                          2,997,390
            750M  New Jersey Natural Gas Co., 1.75%, 10/1/04                                                750,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,747,390)                                               3,747,390
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $67,327,632)                                               97.9%        66,075,349
Other Assets, Less Liabilities                                                               2.1          1,408,135
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%       $67,483,484
===================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities
    Act of 1933. Certain restricted securities are exempt form the registration requirements under Rule 144A of the securities Act of 1933 and may only be resold to qualified institutional investors. At
    September 30, 2004, the High Yield Fund held seventeen 144A securities with an aggregate value of $10,422,499 representing 15.4% of the Fund's net assets.

 ++ In default as to principal and /or interest payment

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2004 the High Yield
    Fund held three securities with a value of $1,219 representing .0% of the Fund's net assets.

    As of September 30, 2004, the cost of investments for federal income tax purposes was $67,327,632. Accumulated net unrealized depreciation on investments was $1,252,283 consisting of $3,982,848 gross unrealized appreciation and $5,235,131 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--93.0%
                  United States--31.5%
         13,250   Abbott Laboratories                                                                      $561,270
          3,200   Air Products & Chemicals, Inc.                                                            174,016
         11,300   Alcoa, Inc.                                                                               379,567
          8,200   Altria Group, Inc.                                                                        385,728
          6,500   American Express Company                                                                  334,490
         11,470   American International Group, Inc.                                                        779,845
          7,800   Analog Devices, Inc.                                                                      302,484
          9,500   Apache Corporation                                                                        476,045
         15,600 * Applied Materials, Inc.                                                                   257,244
          9,400   Aramark Corporation - Class "B"                                                           226,916
         24,200   Bank of America Corporation                                                             1,048,586
          1,400   Caterpillar, Inc.                                                                         112,630
         15,200   ChevronTexaco Corporation                                                                 815,328
         23,400 * Cisco Systems, Inc.                                                                       423,540
         21,349   Citigroup, Inc.                                                                           941,918
         20,700 * Corning, Inc.                                                                             229,356
          3,600   Countrywide Financial Corporation                                                         141,804
         15,900   CSX Corporation                                                                           527,880
         10,900 * Dell, Inc.                                                                                388,040
          9,300   DuPont (E.I.) de Nemours & Company                                                        398,040
          2,500 * Electronic Arts, Inc.                                                                     114,975
          6,700   Eli Lilly & Company                                                                       402,335
          4,300   FedEx Corporation                                                                         368,467
         12,200   First Data Corporation                                                                    530,700
          4,900   General Dynamics Corporation                                                              500,290
         29,100   General Electric Company                                                                  977,178
          7,600 * Genzyme Corporation                                                                       413,516
          2,600 * Gilead Sciences, Inc.                                                                      97,188
         11,400   Gillette Company                                                                          475,836
          7,000   GlobalSantaFe Corporation                                                                 214,550
          1,400   Ingersoll-Rand Company - Class "A"                                                         95,158
         18,440   Intel Corporation                                                                         369,906
         14,300   International Paper Company                                                               577,863
          3,400 * KLA-Tencor Corporation                                                                    141,032
          5,500 * Lamar Advertising Company - Class "A"                                                     228,855
         10,800   Lowe's Companies, Inc.                                                                    586,980
          5,900   Market 2000+ HOLDRs Trust                                                                 307,213
          6,000 * Medco Health Solutions, Inc.                                                              185,400
         10,200   Medtronic, Inc.                                                                           529,380
         10,800   Merrill Lynch & Company, Inc.                                                             536,976
          3,100   Michaels Stores, Inc.                                                                     183,551
         46,400   Microsoft Corporation                                                                   1,282,960
         15,700   Motorola, Inc.                                                                            283,228
         14,300 * Nextel Communications, Inc. - Class "A"                                                   340,912
          4,500   NIKE, Inc.                                                                                354,600
          4,500   Norfolk Southern Corporation                                                              133,830
          8,400 * Pactiv Corporation                                                                        195,300
         10,400   PepsiCo, Inc.                                                                             505,960
          3,300   PETsMART, Inc.                                                                             93,687
         28,462   Pfizer, Inc.                                                                              870,937
         15,200 * Polycom, Inc.                                                                             301,264
          3,800   Precision Castparts Corporation                                                           228,190
          8,000   Principal Financial Group, Inc.                                                           287,760
          7,100   Procter & Gamble Company                                                                  384,252
          6,500   Rockwell Collins, Inc.                                                                    241,410
         25,000   Schering-Plough Corporation                                                               476,500
         10,830   Schlumberger, Ltd.                                                                        728,967
         10,400   Southern Company                                                                          311,792
         12,800   Sprint Corporation                                                                        257,664
         10,394   St. Paul Travelers Companies, Inc.                                                        343,626
          8,300   Staples, Inc.                                                                             247,506
         11,400   Texas Instruments, Inc.                                                                   242,592
         51,600 * Time Warner, Inc.                                                                         832,824
         17,800   Tyco International, Ltd.                                                                  545,748
          5,400   United Technologies Corporation                                                           504,252
         12,000 * VeriSign, Inc.                                                                            238,560
         12,100   Wyeth                                                                                     452,540
          8,300 * Yahoo!, Inc.                                                                              281,453
          3,400   Zions Bancorporation                                                                      207,536
-------------------------------------------------------------------------------------------------------------------
                                                                                                         27,917,926
-------------------------------------------------------------------------------------------------------------------
                  France--12.9%
         25,100   Axa                                                                                       507,828
         11,164   Essilor International SA                                                                  717,549
         32,307   European Aeronautic Defence and Space Company                                             855,873
         43,837   France Telecom SA                                                                       1,092,178
          6,400   Groupe Danone                                                                             503,159
         19,739   Lafarge SA                                                                              1,727,141
          7,200   Pinault-Printemps-Redoute SA                                                              661,291
         13,400   PSA Peugeot Citroen                                                                       825,483
         25,914   Societe Television Francaise 1                                                            735,110
         11,841   Total SA                                                                                2,411,870
         18,200   Veolia Environment                                                                        523,744
         32,200 * Vivendi Universal SA                                                                      825,043
-------------------------------------------------------------------------------------------------------------------
                                                                                                         11,386,269
-------------------------------------------------------------------------------------------------------------------
                  United Kingdom--11.6%
         30,300   AstraZeneca PLC                                                                         1,241,884
         36,400   GlaxoSmithKline PLC                                                                       784,483
         55,400   Imperial Tobacco Group PLC                                                              1,206,998
        119,627   Kingfisher PLC                                                                            667,272
         61,709   Reckitt Benckiser PLC                                                                   1,511,950
        243,284   Rolls-Royce Group PLC                                                                   1,114,893
         63,558   Royal Bank of Scotland Group PLC                                                        1,835,580
        788,125   Vodafone Group PLC                                                                      1,886,084
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,249,144
-------------------------------------------------------------------------------------------------------------------
                  Japan--8.2%
         21,000   Canon, Inc.                                                                               986,980
         27,000   Eisai Company, Ltd.                                                                       734,927
          4,900   Electric Power Development Company, Ltd.**                                                120,038
            109   Japan Tobacco, Inc.                                                                       911,836
          6,000   Nintendo Company, Ltd.                                                                    733,838
            371   NTT DoCoMo, Inc.                                                                          629,470
         26,000   Olympus Corporation                                                                       501,293
         24,800   Sankyo Company, Ltd.                                                                      524,284
         12,500   Shin-Etsu Chemical Company, Ltd.                                                          449,122
         91,000   Sumitomo Metal Mining Company, Ltd.                                                       630,803
        106,000   Sumitomo Trust and Banking Company, Ltd.                                                  627,065
          6,410   Takefuji Corporation                                                                      410,021
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,259,677
-------------------------------------------------------------------------------------------------------------------
                  Netherlands--4.3%
         52,116   ABN AMRO Holding NV                                                                     1,183,876
         52,200 * ASML Holding NV                                                                           671,664
         39,659   ING Groep NV                                                                            1,000,892
        150,100 * Koninklijke Ahold NV                                                                      958,220
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,814,652
-------------------------------------------------------------------------------------------------------------------
                  Germany--4.2%
         17,400   Bayerische Motoren Werke (BMW) AG                                                         716,398
         14,000   DaimlerChrysler AG                                                                        576,412
         33,600 * Deutsche Lufthansa AG - Registered                                                        393,108
         15,500   E.ON AG                                                                                 1,140,622
          9,700   Muenchener Rueckversicherungs-Gesellschaft AG                                             931,264
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,757,804
-------------------------------------------------------------------------------------------------------------------
                  Switzerland--3.5%
          1,856   Converium Holding AG                                                                       24,896
          1,100   Converium Holding AG (ADR)                                                                  7,645
         39,570   Novartis AG - Registered                                                                1,844,297
         17,890   UBS AG - Registered                                                                     1,259,335
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,136,173
-------------------------------------------------------------------------------------------------------------------
                  Canada--2.9%
          9,900   Canadian National Railway Company                                                         483,120
         19,000   EnCana Corporation                                                                        876,022
          7,100 * Research in Motion, Ltd.                                                                  542,014
         26,100   Talisman Energy, Inc.                                                                     674,387
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,575,543
-------------------------------------------------------------------------------------------------------------------
                  South Korea--2.7%
         62,000   Kia Motors Corporation                                                                    570,734
         13,730   LG Electronics, Inc.                                                                      789,341
         12,630   SK Corporation                                                                            582,417
         20,990   SK Telecom Company, Ltd. (ADR)                                                            408,256
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,350,748
-------------------------------------------------------------------------------------------------------------------
                  Belgium--1.7%
         22,105 * Belgacom SA                                                                               791,785
         31,100   Fortis                                                                                    739,305
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,531,090
-------------------------------------------------------------------------------------------------------------------
                  Italy--1.6%
         63,556   Eni SpA                                                                                 1,424,015
-------------------------------------------------------------------------------------------------------------------
                  Sweden--1.3%
         62,680   Nordea Bank AB                                                                            512,274
        193,200 * Telefonaktiebolaget LM Ericsson AB - Class "B"                                            599,753
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,112,027
-------------------------------------------------------------------------------------------------------------------
                  Ireland--1.2%
         23,000 * Elan Corporation PLC (ADR)                                                                538,200
         51,282 * Ryanair Holdings PLC                                                                      254,769
          8,400 * Ryanair Holdings PLC (ADR)                                                                245,280
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,038,249
-------------------------------------------------------------------------------------------------------------------
                  Taiwan--1.2%
        143,718   Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)                                  1,026,147
-------------------------------------------------------------------------------------------------------------------
                  India--.8%
         12,300   Infosys Technologies, Ltd.  (ADR)                                                         696,180
-------------------------------------------------------------------------------------------------------------------
                  Australia--.7%
        164,540   WMC Resources, Ltd.                                                                       638,829
-------------------------------------------------------------------------------------------------------------------
                  China--.6%
      1,322,000   China Petroleum & Chemical Corporation                                                    538,256
-------------------------------------------------------------------------------------------------------------------
                  Hong Kong--.5%
         95,000   Esprit Holdings, Ltd.                                                                     482,428
-------------------------------------------------------------------------------------------------------------------
                  Indonesia--.5%
         26,100   PT Telekomunikasi Indonesia (ADR)                                                         461,709
-------------------------------------------------------------------------------------------------------------------
                  Russia--.5%
          3,700   LUKOIL (ADR)                                                                              458,800
-------------------------------------------------------------------------------------------------------------------
                  Spain--.4%
         15,000   Iberdrola SA                                                                              311,121
-------------------------------------------------------------------------------------------------------------------
                  Bermuda--.2%
          7,500 * Accenture, Ltd. - Class "A"                                                               202,875
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $73,386,115)                                                          82,369,662
-------------------------------------------------------------------------------------------------------------------
                  FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--5.2%
                  Netherlands--4.8%
     Euro 3,435M  Dutch Treasury Certificate, Zero Coupon, 10/29/04                                       4,259,469
-------------------------------------------------------------------------------------------------------------------
                  France--.4%
       Euro 295M  French Discount Treasury Bill, Zero Coupon, 1/20/05                                       364,093
-------------------------------------------------------------------------------------------------------------------
Total Value of Foreign Government and Agency Obligations (cost $4,517,759)                                4,623,562
-------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--.2%
           $225M  U.S. Treasury Bills, 1.56%, 12/2/04 (cost $224,395)+                                      224,387
-------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.0%
          5,000 * Vale Do Rio Doce - Class "B" (cost $0)**                                                       36
-------------------------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT--1.3%
         $1,120M  BNP Paribas, 1.72%, dated 9/30/04, to be repurchased at $1,120,054 on 10/1/04 (collateralized by U.S.
                     Treasury Bonds, 9.375%, 2/15/06, valued at
                     $1,146,381) (cost $1,120,000)                                                        1,120,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $79,248,269)                                            99.7%           88,337,647
Other Assets, Less Liabilities                                                             .3               256,800
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%          $88,594,447
===================================================================================================================

 * Non-income producing

** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2004 the International
   Securities Fund held two securities with a value of $120,074 representing .1% of the Fund's net assets.

 + See Note 6

   Summary of Abbreviations:

     American Depositary Receipts

   As of September 30, 2004, the cost of investments for federal income tax purposes was $79,209,371. Accumulated net unrealized appreciation on investments was $9,050,480 consisting of $11,065,165 gross unrealized appreciation and $2,014,685 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

     Principal
        Amount   Security                                                                                      Value
--------------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--80.0%
                 Aerospace/Defense--2.9%
                 Honeywell International, Inc.:
          $450M      7.5%, 2010                                                                             $525,092
           125M      6.125%, 2011                                                                            137,852
                 Precision Castparts Corp.:
           300M       8.75%, 2005                                                                            307,836
           100M       5.6%, 2013                                                                             102,555
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,073,335
--------------------------------------------------------------------------------------------------------------------
                 Automotive--2.9%
           350M  DaimlerChrysler NA Holdings Corp., 8%, 2010                                                 407,402
           224M  Ford Motor Co., 8.9%, 2032                                                                  252,040
           100M  TRW, Inc., 7.125%, 2009                                                                     111,462
           300M  Visteon Corp., 8.25%, 2010                                                                  317,250
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,088,154
--------------------------------------------------------------------------------------------------------------------
                 Chemicals--.8%
           300M  Lubrizol Corp., 7.25%, 2025                                                                 310,930
--------------------------------------------------------------------------------------------------------------------
                 Consumer Non- Durables--.9%
           200M  Colgate-Palmolive Co., 7.84%, 2007                                                          223,743
           100M  Unilever Capital Corp., 6.875%, 2005                                                        104,558
--------------------------------------------------------------------------------------------------------------------

                                                                                                             328,301
--------------------------------------------------------------------------------------------------------------------
                 Energy--1.7%
           300M  Repsol International Finance BV, 7.45%, 2005                                                311,463
           100M  Sunoco, Inc., 9.375%, 2016                                                                  109,357
           200M  Texaco Capital, Inc., 8.25%, 2006                                                           221,042
--------------------------------------------------------------------------------------------------------------------
                                                                                                             641,862
--------------------------------------------------------------------------------------------------------------------
                 Financial--5.4%
           125M  American General Finance Corp., 8.125%, 2009                                                146,211
           300M  CIT Group Holdings, Inc., 7.75%, 2012                                                       355,555
                 ERAC USA Finance Enterprise Co.:
           100M      7.35%, 2008 +                                                                           111,998
           250M      8%, 2011 +                                                                              296,665
           100M  Ford Motor Credit Co., 9.03%, 2009                                                          101,111
                 General Electric Capital Corp.:
           150M      7.875%, 2006                                                                            164,895
           144M      8.5%, 2008                                                                              168,505
           400M  General Motors Acceptance Corp., 7.75%, 2010                                                440,023
           200M  Household Finance Corp., 6.5%, 2008                                                         220,271
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,005,234
--------------------------------------------------------------------------------------------------------------------
                 Financial Services--12.9%
                 Bank of America Corp.:
           250M      7.8%, 2010                                                                              294,016
            75M      7.4%, 2011                                                                               87,520
           300M  Bank One Corp., 7.875%, 2010                                                                354,521
           300M  Chase Manhattan Corp., 7.875%, 2010                                                         353,356
           150M  Comerica, 7.125%, 2013                                                                      165,919
           100M  Fifth Third Bank, 3.375%, 2008                                                               99,186
           250M  First Union National Bank, 7.8%, 2010                                                       294,828
           300M  Fleet Capital Trust II, 7.92%, 2026                                                         334,600
           250M  Florida Windstorm Underwriting Assoc., 7.125%, 2019 +                                       295,253
           300M  Greenpoint Bank, 9.25%, 2010                                                                374,340
           225M  Huntington National Bank, 8%, 2010                                                          264,356
           125M  JPMorgan Chase & Co., 6.625%, 2012                                                          140,513
           200M  Manufacturers & Traders Trust Co., 8%, 2010                                                 239,808
           100M  National City Bank of Pennsylvania, 7.25%, 2011                                             116,537
           100M  Old National Bank, 6.75%, 2011                                                              112,817
           384M  Republic NY Corp., 7.75%, 2009                                                              443,477
           400M  Royal Bank of Scotland, 5%, 2014                                                            405,808
           350M  Washington Mutual, Inc., 8.25%, 2010                                                        414,698
--------------------------------------------------------------------------------------------------------------------
                                                                                                           4,791,553
--------------------------------------------------------------------------------------------------------------------
                 Food/Beverage/Tobacco--4.1%
                 Coca-Cola Enterprises, Inc.:
           250M      7.125%, 2009                                                                            286,273
           100M      7.125%, 2017                                                                            118,618
           400M  ConAgra Foods, Inc., 6.75%, 2011                                                            450,684
           300M  Hershey Foods Corp., 6.7%, 2005                                                             311,617
           200M  Pepsi Bottling Group, Inc., 7%, 2029                                                        237,146
           100M  Philip Morris Companies, Inc., 6.95%, 2006                                                  104,960
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,509,298
--------------------------------------------------------------------------------------------------------------------
                 Food/Drug--2.4%
           200M  Delhaize America, Inc., 8.125%, 2011                                                        229,405
           200M  Kroger Co., 6.8%, 2018                                                                      224,839
                 Safeway, Inc.:
           200M      7%, 2007                                                                                217,807
           200M      6.5%, 2011                                                                              218,880
--------------------------------------------------------------------------------------------------------------------
                                                                                                             890,931
--------------------------------------------------------------------------------------------------------------------
                 Forest Products/Containers--3.1%
           350M  International Paper Co., 6.75%, 2011                                                        390,557
           275M  Sappi Papier Holding AG, 6.75%, 2012 +                                                      302,196
                 Weyerhaeuser Co.:
           100M      7.25%, 2013                                                                             115,055
           300M      7.5%, 2013                                                                              348,498
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,156,306
--------------------------------------------------------------------------------------------------------------------
                 Gaming/Leisure--.8%
           250M  MGM Mirage, Inc., 8.5%, 2010                                                                285,313
--------------------------------------------------------------------------------------------------------------------
                 Health Care--2.3%
           200M  Becton, Dickinson & Co., 7.15%, 2009                                                        228,281
           225M  Columbia/HCA Healthcare, Inc., 7.5%, 2023                                                   231,336
           200M  Tenet Healthcare Corp., 6.375%, 2011                                                        180,500
           200M  Wyeth, 6.95%, 2011                                                                          222,690
--------------------------------------------------------------------------------------------------------------------
                                                                                                             862,807
--------------------------------------------------------------------------------------------------------------------
                 Information Technology--.4%
           150M  International Business Machines Corp., 4.875%, 2006                                         155,787
--------------------------------------------------------------------------------------------------------------------
                 Manufacturing--2.8%
           125M  Ingersoll-Rand Co., 9%, 2021                                                                169,216
           300M  Newell Rubbermaid, Inc., 6.75%, 2012                                                        341,548
                 United Technologies Corp.:
           100M      6.5%, 2009                                                                              111,438
           200M      7.125%, 2010                                                                            231,509
           180M      6.1%, 2012                                                                              198,775
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,052,486
--------------------------------------------------------------------------------------------------------------------
                 Media-Broadcasting--2.5%
                 Comcast Cable Communications, Inc.:
           200M      8.375%, 2007                                                                            223,546
           150M      7.125%, 2013                                                                            169,931
           250M  Cox Communications, Inc., 5.5%, 2015                                                        238,594
           300M  PanAmSat Corp., 6.375%, 2008                                                                306,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                             938,071
--------------------------------------------------------------------------------------------------------------------
                 Media-Diversified--4.5%
           100M  AOL Time Warner, Inc., 6.875%, 2012                                                         111,735
           330M  Cox Enterprises, Inc., 8%, 2007 +                                                           354,361
           300M  New York Times Co., 7.625%, 2005                                                            307,361
           200M  News America, Inc., 7.3%, 2028                                                              226,537
           200M  Time Warner, Inc., 6.875%, 2018                                                             219,030
                 Viacom, Inc.:
           225M      7.75%, 2005                                                                             233,064
            75M      8.875%, 2014                                                                             96,470
           100M  Walt Disney Co., 7.3%, 2005                                                                 101,724
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,650,282
--------------------------------------------------------------------------------------------------------------------
                 Metals/Mining--2.2%
           400M  Hanson PLC, 7.875%, 2010                                                                    469,150
           300M  Thiokol Corp., 6.625%, 2008                                                                 330,109
--------------------------------------------------------------------------------------------------------------------
                                                                                                             799,259
--------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts--6.8%
           100M  Archstone-Smith Trust, 7.9%, 2016                                                           118,625
           470M  AvalonBay Communities, Inc., 7.5%, 2010                                                     540,906
           350M  Boston Properties, Inc., 5%, 2015                                                           340,170
           185M  Duke-Weeks Realty Corp., 7.75%, 2009                                                        215,203
           300M  EOP Operating LP, 8.1%, 2010                                                                349,896
           400M  Mack-Cali Realty LP, 7.75%, 2011                                                            464,218
           425M  Simon Property Group, Inc., 7.875%, 2016 +                                                  506,643
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,535,661
--------------------------------------------------------------------------------------------------------------------
                 Retail-General Merchandise--4.3%
           300M  Federated Department Stores, Inc., 7.45%, 2017                                              353,000
           100M  Lowe's Companies, Inc., 8.25%, 2010                                                         120,740
           325M  RadioShack Corp., 7.375%, 2011                                                              374,556
           350M  Target Corp., 7.5%, 2010                                                                    412,102
                 Wal-Mart Stores, Inc.:
           150M      8%, 2006                                                                                164,103
           145M      8.5%, 2024                                                                              150,996
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,575,497
--------------------------------------------------------------------------------------------------------------------
                 Telecommunications--3.5%
           300M  Deutsche Telekom AG, 8.5%, 2010                                                             359,993
           200M  New York Telephone Co., 6.125%, 2010                                                        213,331
           375M  Sprint Capital Corp., 6.375%, 2009                                                          410,636
           250M  Vodafone AirTouch PLC, 7.75%, 2010                                                          293,592
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,277,552
--------------------------------------------------------------------------------------------------------------------
                 Transportation--4.6%
                 Burlington Northern Santa Fe Corp.:
           275M      7.875%, 2007                                                                            305,343
           250M      7.125%, 2010                                                                            285,225
                 Canadian National Railway Co. :
           150M      6.45%, 2006                                                                             158,457
           150M      7.375%, 2031                                                                            182,137
           100M  FedEx Corp., 3.5%, 2009                                                                      98,387
           100M  Norfolk Southern Corp., 7.7%, 2017                                                          121,088
           500M  Union Pacific Corp., 7.375%, 2009                                                           571,967
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,722,604
--------------------------------------------------------------------------------------------------------------------
                 Utilities--6.3%
           300M  Columbia Energy Group, 6.8%, 2005                                                           312,587
           265M  Consumers Energy Co., 6.375%, 2008                                                          286,996
           200M  DPL, Inc., 6.875%, 2011                                                                     213,000
           300M  Duke Capital Corp., 8%, 2019                                                                359,596
           125M  Eastern Energy, 6.75%, 2006 +                                                               134,392
           209M  Niagara Mohawk Holdings, Inc., 7.625%, 2005                                                 218,182
           300M  NiSource Finance Corp., 7.875%, 2010                                                        354,962
           250M  PP&L Capital Funding, Inc., 8.375%, 2007                                                    277,983
           178M  Wisconsin Power & Light, 7%, 2007                                                           193,520
--------------------------------------------------------------------------------------------------------------------
                                                                                                           2,351,218
--------------------------------------------------------------------------------------------------------------------
                 Waste Management--1.9%
                 Allied Waste NA, Inc.:
           250M      8.875%, 2008                                                                            272,500
           100M      5.75%, 2011                                                                              95,500
                 Waste Management, Inc.:
           100M      6.875%, 2009                                                                            111,791
           200M      7.375%, 2010                                                                            231,137
--------------------------------------------------------------------------------------------------------------------
                                                                                                             710,928
--------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $28,140,517)                                                         29,713,369
--------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS--7.5%
                 U.S. Treasury Notes:
           650M      7.875%, 2004                                                                            655,078
         1,000M      6.625%, 2007                                                                          1,096,836
           200M      6%, 2009                                                                                223,641
           700M      6.5%, 2010                                                                              803,415
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,758,555)                                               2,778,970
--------------------------------------------------------------------------------------------------------------------
                 PASS THROUGH CERTIFICATES--4.2%
                 Real Estate--1.0%
           329M  FDA Queens LP, 6.99%, 2017                                                                  372,337
--------------------------------------------------------------------------------------------------------------------
                 Transportation--3.2%
            80M  American Airlines, Inc., 7.377%, 2019                                                        48,013
                 Continental Airlines, Inc.:
            97M      6.748%, 2017                                                                             74,525
           416M      8.388%, 2020                                                                            316,644
           216M  FedEx Corp., 7.5%, 2018                                                                     253,701
           179M  Northwest Airlines, Inc., 8.072%, 2019                                                      196,261
           244M  NWA Trust, 10.23%, 2012                                                                     213,635
            75M  Southwest Airlines Co., 6.126%, 2006                                                         79,216
--------------------------------------------------------------------------------------------------------------------
                                                                                                           1,181,995
--------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,732,491)                                                 1,554,332
--------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--3.2%
                 Fannie Mae:
           400M      6.125%, 2012                                                                            446,315
           300M      5%, 2016                                                                                292,203
            58M  Federal Home Loan Bank, 4.3%, 2008                                                           58,348
                 Freddie Mac:
           100M      4.6%, 2018                                                                               93,833
           100M      5%, 2018                                                                                 96,419
           200M  Tennessee Valley Authority, 5.375%, 2008                                                    214,257
--------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $1,192,240)                                        1,201,375
--------------------------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS--1.3%
                 Housing
                 Virginia State Housing Development Authority:
           335M      Series "A", 6.51%, 2019                                                                 356,527
           100M      Series "M", 7%, 2022                                                                    108,909
--------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $403,322)                                                               465,436
--------------------------------------------------------------------------------------------------------------------
                 SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.2%
           450M  Freddie Mac, 1.73%, 10/18/04 (cost $449,632)                                                449,632
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $34,676,757)                                             97.4%           36,163,114
Other Assets, Less Liabilities                                                             2.6               960,715
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%          $37,123,829
====================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities
  Act of 1933. Certain restricted securities are exempt form the registration requirements under Rule 144A of the securities Act of 1933 and may only be resold to qualified institutional investors. At
  September 30, 2004, the Investment Grade Fund held seven 144A securities with an aggregate value of $2,001,508 representing 5.4% of the Fund's net assets.

  As of September 30, 2004, the cost of investments for federal income tax purposes was $34,676,757. Accumulated net unrealized appreciation on investments was $1,486,357 consisting of $1,914,411 gross unrealized appreciation and $428,054 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
September 30, 2004
--------------------------------------------------------------------------------------------------------------------

    Principal                                                                              Effective
       Amount   Security                                                                       Yield+          Value
--------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--75.8%
                Agency For International Development - Israel:
       $1,513M     8/15/2007                                                                    3.08%     $1,385,724
        1,000M     11/15/2007                                                                   3.12         907,759
        6,904M  Government Trust Certificate - Israel Trust, 11/15/2007                         3.39       6,216,113
          284M  Government Trust Certificate - Turkey Trust, 11/15/2007                         3.39         255,703
          586M  International Bank for Reconstruction &
                   Development, 8/15/2007                                                       3.50         530,416
        6,456M  Resolution Funding Corporation, 10/15/2007                                      3.02       5,892,662
                Tennessee Valley Authority:
        1,166M     5/1/2007                                                                     3.19       1,074,258
        2,600M     11/1/2007                                                                    3.34       2,347,244
--------------------------------------------------------------------------------------------------------------------
Total Value of  U.S. Government Agency Zero Coupon Obligations (cost $16,822,271)                         18,609,879
--------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--24.2%
        6,510M  U.S. Treasury Strips, 11/15/2007 (cost $5,275,432)                              2.94       5,942,999
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $22,097,703)                                                  100.0%     24,552,878
Other Assets, Less Liabilities                                                                    .0           5,474
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%    $24,558,352
====================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2004.

  As of September 30, 2004, the cost of investments for federal income tax purposes was $22,097,703. Accumulated net unrealized appreciation on investments was $2,455,175 consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------

   Principal                                                                              Effective
      Amount   Security                                                                       Yield+          Value
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--65.3%
               Agency For International Development - Israel:
      $1,303M     8/15/2010                                                                 3.91%         $1,037,880
         495M     9/15/2010                                                                 3.91             393,085
               Fannie Mae:
       1,260M     8/7/2010                                                                  4.24             985,496
         700M     10/8/2010                                                                 4.23             544,031
         600M     11/29/2010                                                                4.25             463,130
       1,421M     2/1/2011                                                                  4.58           1,066,581
       1,100M  Freddie Mac, 9/15/2010                                                       4.02             868,019
         500M  Government Trust Certificate - Israel Trust, 11/15/2010                      4.16             388,595
       1,990M  Government Trust Certificate - Turkey Trust, 11/15/2010                      4.16           1,546,606
               Resolution Funding Corporation:
         650M     10/15/2010                                                                3.85             516,342
       2,998M     1/15/2011                                                                 3.92           2,347,695
       1,250M  Tennessee Valley Authority, 11/1/2010                                        4.14             974,064
--------------------------------------------------------------------------------------------------------------------
   Total Valuee of U.S. Government Agency Zero Coupon Obligations (cost $9,627,838)                       11,131,524
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--33.9%
       7,235M  U.S. Treasury Strips, 11/15/2010 (cost $4,996,391)                           3.71           5,776,959
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,624,229)                                               99.2%         16,908,483
Other Assets, Less Liabilities                                                                .8             138,835
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%        $17,047,318
====================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2004.

  As of September 30, 2004, the cost of investments for federal income tax purposes was $14,624,229. Accumulated net unrealized appreciation on investments was $2,284,254 consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------

   Principal                                                                              Effective
      Amount   Security                                                                       Yield+          Value
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--50.1%
               Agency For International Development - Israel:
        $698M     9/15/2015                                                                   4.76%        $416,763
       1,584M     11/15/2015                                                                  4.79          935,517
         300M     3/15/2016                                                                   4.85          173,314
               Fannie Mae:
         150M     2/12/2015                                                                   4.85           91,283
         243M     8/12/2015                                                                   4.92          143,277
         600M     9/23/2015                                                                   5.13          344,081
         908M     11/15/2015                                                                  1.01          523,427
         650M  Federal Judiciary Office Building, 2/15/2015                                   4.82          396,613
               Freddie Mac:
         550M     3/15/2015                                                                   4.78          335,653
       1,760M     9/15/2015                                                                   4.85        1,040,740
         625M     1/15/2016                                                                   4.91          361,369
         210M  Government Trust Certificate - Turkey Trust
                  5/15/2015                                                                   4.95          124,924
         200M  International Bank for Reconstruction &
                  Development, 2/15/2015                                                      5.07          118,985
               Resolution Funding Corporation:
       2,358M     10/15/2015                                                                  4.74        1,406,423
         320M     1/15/2016                                                                   4.78          187,812
       2,000M  Tennessee Valley Authority, 11/1/2015                                          5.05        1,151,208
-------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $6,947,946)                           7,751,389
-------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--50.1%
      12,775M  U.S. Treasury Strips, 11/15/2015 (cost $7,004,873)                             4.54        7,753,837
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $13,952,819)                                                100.2%      15,505,226
Excess of Other Assets Over Other Assets                                                       (.2)         (23,595)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%     $15,481,631
===================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2004.

  As of September 30, 2004, the cost of investments for federal income tax purposes was $13,952,819. Accumulated net unrealized appreciation on investments was $1,552,407 consisting entirely of gross unrealized appreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS LIFE VALUE FUND
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
      Shares or
      Principal
         Amount   Security                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--93.6%
                  Consumer Discretionary--13.6%
         13,900   Clear Channel Communications, Inc.                                                       $433,263
         14,700   Genuine Parts Company                                                                     564,186
         13,900   Hancock Fabrics, Inc.                                                                     166,522
         12,400   Home Depot, Inc.                                                                          486,080
         18,500   J.C. Penney Company, Inc. (Holding Company)                                               652,680
          4,200   Jones Apparel Group, Inc.                                                                 150,360
         18,600   Kimball International, Inc. - Class "B"                                                   258,168
         11,000   Lee Enterprises, Inc.                                                                     509,740
         19,600   Leggett & Platt, Inc.                                                                     550,760
          5,900   Liberty Corporation                                                                       234,466
         30,100   Limited Brands                                                                            670,929
          4,500   Magna International, Inc. - Class "A"                                                     333,360
         17,400   May Department Stores Company                                                             445,962
         31,900   McDonald's Corporation                                                                    894,157
         30,800   Natuzzi SpA (ADR)                                                                         332,640
         10,200   Newell Rubbermaid, Inc.                                                                   204,408
         10,700   OshKosh B'Gosh, Inc. - Class "A"                                                          216,140
         53,600   Pearson PLC (ADR)                                                                         580,488
          9,100   Tupperware Corporation                                                                    154,518
         33,700   Walt Disney Company                                                                       759,935
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,598,762
-------------------------------------------------------------------------------------------------------------------
                  Consumer Staples--8.8%
         12,600   American Italian Pasta Company - Class "A"                                                329,490
         11,500   Brown-Forman Corporation - Class "B"                                                      526,700
         15,200   Coca-Cola Company                                                                         608,760
         22,000   ConAgra Foods, Inc.                                                                       565,620
          5,895 * Del Monte Foods Company                                                                    61,839
         12,800   Diageo PLC (ADR)                                                                          645,504
          7,100   Fomento Economico Mexicano, SA de CV (ADR)                                                313,678
         13,500   H.J. Heinz Company                                                                        486,270
          9,200   Kimberly-Clark Corporation                                                                594,228
         19,900   Ruddick Corporation                                                                       390,836
         13,400   Sara Lee Corporation                                                                      306,324
         21,800   Tasty Baking Company                                                                      174,400
         14,600   UST, Inc.                                                                                 587,796
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,591,445
-------------------------------------------------------------------------------------------------------------------
                  Energy--9.8%
          8,600   Anadarko Petroleum Corporation                                                            570,696
         11,000   BP PLC (ADR)                                                                              632,830
         11,200   ChevronTexaco Corporation                                                                 600,768
          9,500   ConocoPhillips                                                                            787,075
         14,600   Diamond Offshore Drilling, Inc.                                                           481,654
         11,900   Kerr-McGee Corporation                                                                    681,275
         15,800   Marathon Oil Corporation                                                                  652,224
         12,300   Royal Dutch Petroleum Company - NY Shares (ADR)                                           634,680
         16,400   Tidewater, Inc.                                                                           533,820
         14,300   Unocal Corporation                                                                        614,900
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,189,922
-------------------------------------------------------------------------------------------------------------------
                  Financials--24.0%
         13,800   A.G. Edwards, Inc.                                                                        477,756
          3,900   ACE, Ltd.                                                                                 156,234
         16,200   Allstate Corporation                                                                      777,438
         19,600   AmSouth Bancorporation                                                                    478,240
         25,500   Aon Corporation                                                                           732,870
         15,992   Bank of America Corporation                                                               692,933
         21,800   Bank of New York Company, Inc.                                                            635,906
         14,700   Banknorth Group, Inc.                                                                     514,500
         23,850   Brascan Corporation - Class "A"                                                           720,270
         13,545   Cincinnati Financial Corporation                                                          558,325
          8,000   Comerica, Inc.                                                                            474,800
         12,500   CRT Properties, Inc. (REIT)                                                               268,125
         10,700   Erie Indemnity Company - Class "A"                                                        545,914
         11,400   FBL Financial Group, Inc. - Class "A"                                                     298,566
          9,500   Jefferson-Pilot Corporation                                                               471,770
         17,900   KeyCorp                                                                                   565,640
          9,800   Lincoln National Corporation                                                              460,600
         12,600   Merrill Lynch & Company, Inc.                                                             626,472
         12,300   Montpelier Re Holdings, Ltd.                                                              451,164
         12,200   Morgan Stanley                                                                            601,460
          6,500   New York Community Bancorp, Inc.                                                          133,510
         22,500   NewAlliance Bancshares, Inc.                                                              322,875
          6,800   One Liberty Properties, Inc. (REIT)                                                       122,740
         16,200   Plum Creek Timber Company, Inc. (REIT)                                                    567,486
          9,100   PNC Financial Services Group                                                              492,310
         14,700   Protective Life Corporation                                                               577,857
         22,700   Sky Financial Group, Inc.                                                                 567,500
          7,800   SunTrust Banks, Inc.                                                                      549,198
         13,400   T. Rowe Price Group, Inc.                                                                 682,596
         10,600   Wells Fargo & Company                                                                     632,078
-------------------------------------------------------------------------------------------------------------------
                                                                                                         15,157,133
-------------------------------------------------------------------------------------------------------------------
                  Health Care--6.1%
         14,800   Abbott Laboratories                                                                       626,928
         11,600   GlaxoSmithKline PLC (ADR)                                                                 507,268
          1,480 * Hospira, Inc.                                                                              45,288
         11,200   Johnson & Johnson                                                                         630,896
         17,200   Merck & Company, Inc.                                                                     567,600
         10,800   Novartis AG                                                                               504,036
         18,300   Pfizer, Inc.                                                                              559,980
         23,500   Schering-Plough Corporation                                                               447,910
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,889,906
-------------------------------------------------------------------------------------------------------------------
                  Industrials--9.3%
          7,000   A.O. Smith Corporation                                                                    170,450
          9,900 * Adesa, Inc.                                                                               162,657
            900   Alexander & Baldwin, Inc.                                                                  30,546
         11,200   Baldor Electric Company                                                                   264,992
          7,400   CNF, Inc.                                                                                 303,326
         10,400   Dover Corporation                                                                         404,248
         13,400   Federal Signal Corporation                                                                248,972
          6,400   General Dynamics Corporation                                                              653,440
         18,200   Honeywell International, Inc.                                                             652,652
         19,600   Masco Corporation                                                                         676,788
         19,800   Norfolk Southern Corporation                                                              588,852
         21,900   Pall Corporation                                                                          536,112
         13,700   Pitney Bowes, Inc.                                                                        604,170
          4,700   SPX Corporation                                                                           166,380
          9,400   Stewart & Stevenson Services, Inc.                                                        166,098
          6,300   Teleflex, Inc.                                                                            267,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          5,897,433
-------------------------------------------------------------------------------------------------------------------
                  Information Technology--4.1%
         14,700   Automatic Data Processing, Inc.                                                           607,404
         20,000   AVX Corporation                                                                           237,000
         27,300   Hewlett-Packard Company                                                                   511,875
         20,400   Methode Electronics, Inc. - Class "A"                                                     260,916
         19,700   Motorola, Inc.                                                                            355,388
         26,000   Nokia Corporation - Class "A" (ADR)                                                       356,720
          8,300   Paychex, Inc.                                                                             250,245
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,579,548
-------------------------------------------------------------------------------------------------------------------
                  Materials--7.7%
          9,900   Air Products & Chemicals, Inc.                                                            538,362
         18,200   Alcoa, Inc.                                                                               611,338
         11,500   Compass Minerals International, Inc.                                                      255,300
         14,600   Du Pont (E.I.) de Nemours & Company                                                       624,880
         23,600   Glatfelter                                                                                292,404
         12,400   Great Lakes Chemical Corporation                                                          317,440
         18,600   Lubrizol Corporation                                                                      643,560
         13,970   Myers Industries, Inc.                                                                    152,971
         24,400   Sonoco Products Company                                                                   645,136
          5,900   Vulcan Materials Company                                                                  300,605
          7,600   Weyerhaeuser Company                                                                      505,248
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,887,244
-------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--4.1%
         17,700   BellSouth Corporation                                                                     480,024
         10,700   CT Communications, Inc.                                                                   147,553
          8,032   D&E Communications, Inc.                                                                   92,368
         12,200   Nippon Telegraph and Telephone Corporation (ADR)                                          243,756
         18,900   SBC Communications, Inc.                                                                  490,455
          6,500   Telephone & Data Systems, Inc.                                                            547,105
         15,718   Verizon Communications, Inc.                                                              618,975
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,620,236
-------------------------------------------------------------------------------------------------------------------
                  Utilities--6.1%
          3,300   ALLETE, Inc.                                                                              107,250
         14,050   American States Water Company                                                             349,845
         12,200   KeySpan Corporation                                                                       478,240
         12,800   MDU Resources Group, Inc.                                                                 337,024
         28,100   NiSource, Inc.                                                                            590,381
         12,300   Northwest Natural Gas Company                                                             390,279
         13,500   ONEOK, Inc.                                                                               351,270
          4,500   South Jersey Industries, Inc.                                                             214,875
         17,200   Southwest Gas Corporation                                                                 411,940
         15,300   United Utilities PLC (ADR)                                                                311,508
         12,500   Vectren Corporation                                                                       314,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,857,362
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $47,079,670)                                                          59,268,991
-------------------------------------------------------------------------------------------------------------------
                  CONVERTIBLE PREFERRED STOCKS--2.2%
                  Financials--1.4%
         16,100   Chubb Corporation, 7%, 2005 - Series "A"                                                  458,528
          2,300   State Street Corporation, 6.75%, 2006                                                     458,735
-------------------------------------------------------------------------------------------------------------------
                                                                                                            917,263
-------------------------------------------------------------------------------------------------------------------
                  Health Care--.4%
          2,600   Anthem, Inc., 6%, 2004                                                                    260,975
-------------------------------------------------------------------------------------------------------------------
                  Telecommunication Services--.4%
          4,600   ALLTEL Corporation, 7.75%, 2005                                                           238,625
-------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,272,780)                                             1,416,863
-------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.6%
                  Telecommunication Services--.3%
          7,500   Verizon South, Inc., 7%, 2041 - Series "F"                                                195,975
-------------------------------------------------------------------------------------------------------------------
                  Utilities--.3%
          6,700   Entergy Louisiana, Inc., 7.6%, 2032                                                       179,024
-------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,493)                                                             374,999
-------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY
                  OBLIGATIONS--2.4%
         $1,500M  Fannie Mae, 1.72%, 10/1/04 (cost $1,500,000)                                            1,500,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $50,205,943)                                              98.8%         62,560,853
Other Assets, Less Liabilities                                                              1.2             724,972
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%        $63,285,825
===================================================================================================================

* Non-income producing

  Summary of abbreviations:

    ADR   American Depository Receipts
    REIT  Real Estate Investment Trust

  As of September 30, 2004, the cost of investments for federal income tax purposes was $50,205,943. Accumulated net unrealized appreciation on investments was $12,354,910 consisting of $13,041,766 gross unrealized appreciation and $686,856 gross unrealized depreciation.


Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith


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			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 26, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 26, 2004